Loans (Details) ¥ in Millions	Sep. 30, 2021 USD ($)	Nov. 12, 2020 USD ($)	Nov. 12, 2020 CNY (¥)	Sep. 30, 2020 USD ($)
Short-term Debt [Line Items]
Short-term loans	$ 2,172,766			$ 588,000
Total short-term and long-term loans	2,315,030			588,000
Zhejiang Mintai Commercial Bank (Hangzhou Branch)
Short-term Debt [Line Items]
Short-term loans	2,172,766
Hangzhou United Rural Commercial Bank Co., Ltd.
Short-term Debt [Line Items]
Short-term loans		$ 499,800	¥ 3.4	$ 588,000
China Resources Shenzhen Investment Trust Co., Ltd.
Short-term Debt [Line Items]
Long-term loan	$ 142,264